CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q2) (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares (in shares)	16,104,738	16,112,706
Common stock subject to possible redemption, redemption value per share (in dollars per share)	$ 10.00	$ 10.00
Stockholders' Equity:
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	35,000,000	35,000,000
Common Stock, shares issued (in shares)	7,788,595	7,780,627
Common Stock, shares outstanding (in shares)	7,788,595	7,780,627
Intermex Holdings, Inc. and Subsidiaries [Member]
Current Assets:
Accounts receivable, allowance	$ 456,985	$ 307,562
Stockholders' Equity:
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	1,000	1,000
Common Stock, shares issued (in shares)	10	10
Common Stock, shares outstanding (in shares)	10	10